Stockholders’ Deficit (Details) - $ / shares			3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 15, 2023	Mar. 15, 2023	Mar. 31, 2023	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Stockholders Deficit [Line Items]
Preferred stock, shares authorized				1,000,000	1,000,000	1,000,000
Preferred stock, par value (in Dollars per share)				$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Business Combination [Member]
Stockholders Deficit [Line Items]
Percentage of conversion basis					20.00%
Convertible stock conversion ratio 1				20.00%
Class A Common Stock [Member]
Stockholders Deficit [Line Items]
Common stock, shares authorized				200,000,000	200,000,000	200,000,000
Common stock, par value (in Dollars per share)				$ 0.0001	$ 0.0001	$ 0.0001
Common stock, voting rights				one	one
Temporary equity, issued				577,937	577,937	28,750,000
Temporary equity, outstanding				577,937	577,937	28,750,000
Common stock, shares issued				7,047,500	7,047,500
Common stock, shares outstanding				7,047,500	7,047,500
Class B Common Stock [Member]
Stockholders Deficit [Line Items]
Common stock, shares authorized				20,000,000	20,000,000	20,000,000
Common stock, par value (in Dollars per share)				$ 0.0001	$ 0.0001	$ 0.0001
Common stock, voting rights				one	one
Conversion of common stock redemption	7,047,500	7,047,500
Common stock, shares issued				140,000	140,000	7,187,500
Common stock, shares outstanding				140,000	140,000	7,187,500
Common Stock [Member] | Class A Common Stock [Member]
Stockholders Deficit [Line Items]
Conversion of common stock redemption			7,047,500		7,047,500
Common Stock [Member] | Class B Common Stock [Member]
Stockholders Deficit [Line Items]
Conversion of common stock redemption			(7,047,500)		(7,047,500)